UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09/30/99
Institutional Investment Manager Filing this Report:
Name:Ambs Investment Counsel,LLC
Address: 203-B Waters Building
161 Ottawa Ave., NW
Grand Rapids, MI 49503
Form 13F File Number:028-03412
Person Signing this Report on Behalf of Reporting Manager:
Name: Barbara J. DeMoor
Title:President & Chief Operating Officer
Phone: (616) 454-4535
Signature, Place, and Date of Signing:
Grand Rapids, MI 11/02/99
[x ] 13F HOLDINGS REPORT.
Form 13F File Number Name
028-03412


                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109      129 2976.000 SH       Sole                                   2976.000
                                                               199 4584.000 SH       Other                                  4584.000
Allied Signal Inc.             COM              019512102     416869532.000 SH       Sole                 8150.000         61382.000
American Home Products         COM              026609107      261 6300.000 SH       Sole                                   6300.000
American International Group   COM              026874107     186621465.000 SH       Sole                 2406.000         19059.000
Ameritech                      COM              030954101      837 12533.000 SH       Sole                                 12533.000
                                                               218 3272.000 SH       Other                                  3272.000
Andrew Corporation             COM                            5745 330632.000SH       Sole               112282.000       218350.000
Apache Corp.                   COM              037411105      849 19650.000 SH       Sole                 1500.000        18150.000
Atmos Energy                   COM              049560105     1168 48400.000 SH       Sole                 4800.000        43600.000
Automatic Data Processing      COM              053015103      268 6000.000 SH       Sole                                   6000.000
BP Amoco PLC Spons ADR         COM              055622104     1480 13360.000 SH       Sole                                 13360.000
                                                               222 2006.000 SH       Other                                  2006.000
Bell Atlantic                  COM              077853109      230 3424.000 SH       Sole                  100.000          3324.000
                                                               260 3860.000 SH       Other                                  3860.000
Bell South Ind                 COM              079860102      324 7196.000 SH       Sole                                   7196.000
                                                               221 4912.000 SH       Other                                  4912.000
Bristol Myers Squibb           COM              110122108     2612 38695.000 SH       Sole                 5700.000        32995.000
Cable Design Technologies      COM              126924109     7562 331501.000SH       Sole               139490.000       192011.000
Canadian National Railway      COM              136375102     6738 222300.000SH       Sole                91166.000       131134.000
Carnival Corp Class A          COM              143658102     8759 201355.000SH       Sole                68117.000       133238.000
Chase Manhattan Corp.          COM              163722101     6021 79875.000 SH       Sole                37800.000        42075.000
Citizens Banking Corp.         COM              174420109      305 11682.000 SH       Sole                                 11682.000
City National Bank             COM              178566105      957 28525.000 SH       Sole                12850.000        15675.000
Coca-Cola Company              COM              191216100      735 15230.000 SH       Sole                                 15230.000
Colgate Palmolive              COM              194162103     1964 42920.000 SH       Sole                  900.000        42020.000
Comerica Inc                   COM              200340107     2763 54571.000 SH       Sole                 1100.000        53471.000
DPL Inc                        COM              233293109     1794 101805.000SH       Sole                 4512.000        97293.000
Delhaize America, Inc. A       COM              246688105     1953 92158.334 SH       Sole                64989.332        27169.002
Delhaize America, Inc. B       COM              246688204     1589 70249.992 SH       Sole                 7253.000        62996.992
Diebold, Inc.                  COM              253651103     5096 220367.000SH       Sole                80617.000       139750.000
Disney Co                      COM              254687106      251 9650.000 SH       Sole                                   9650.000
Dupont                         COM              263534109      445 7358.000 SH       Sole                                   7358.000
Eastman Kodak                  COM              277461109     6493 85858.000 SH       Sole                35883.000        49975.000
Elan Corp. PLC ADR             COM              284131208     6561 195500.000SH       Sole                74250.000       121250.000
Electronic Data System Corp.   COM              370442402     8549 161483.000SH       Sole                58383.000       103100.000
Emerson Electric Company       COM              291011104      566 8950.000 SH       Sole                                  8950.000
Enron                          COM              293561106      386 9408.000 SH       Sole                                   9408.000
Equity Office Properties Trust COM              294741103     2917 125463.000SH       Sole                57660.000        67803.000
Equity Residential Properties  COM              29476L107     3807 89830.000 SH       Sole                16080.000        73750.000
Everest Reinsurance Holdings,  COM              299808105     3553 149210.000SH       Sole                50550.000        98660.000
Exxon                          COM              302290101     2500 32899.000 SH       Sole                 1600.000        31299.000
                                                               320 4208.000 SH       Other                                  4208.000
Fannie Mae                     COM              313586109     8362 133385.000SH       Sole                40940.000        92445.000
GTE Corporation                COM              362320103     8730 113556.000SH       Sole                44525.000        69031.000
General Electric               COM              369604103    12928 109038.000SH       Sole                27828.000        81210.000
Glaxo Wellcome PLC ADR         COM              37733W105      218 4200.000 SH       Sole                                  4200.000
HON Industries                 COM              438092108     2375 123375.000SH       Sole                63250.000        60125.000
Hasbro Inc.                    COM              418056107     6070 282343.000SH       Sole               107899.000       174444.000
Herman Miller Inc.             COM              600544100     3993 167030.000SH       Sole                55700.000       111330.000
Hewlett Packard Company        COM              428236103      315 3475.000 SH       Sole                  300.000         3175.000
IBM                            COM              459200101     8821 72902.000 SH       Sole                26992.000        45910.000
Intel Corp                     COM              458140100      721 9700.000 SH       Sole                                   9700.000
JLG Industries                 COM              466210101     1526 100500.000SH       Sole                                100500.000
Johnson & Johnson              COM              478160104      971 10570.000 SH       Sole                                 10570.000
K-Mart Corp                    COM              482584109     4508 385741.000SH       Sole               146566.000       239175.000
Kellogg Company                COM              487836108      345 9220.000 SH       Sole                                   9220.000
Kellwood Corp                  COM              488044108     4818 218988.000SH       Sole                74266.000       144722.000
Lucent Technologies            COM              549463107      168 2596.000 SH       Sole                                   2596.000
                                                               257 3960.000 SH       Other                                  3960.000
MBIA Inc                       COM              55262C100     5103 109456.000SH       Sole                36516.000        72940.000
MCN Corp                       COM              55267J100     4232 246233.000SH       Sole                93033.000       153200.000
McDonalds Corp                 COM              580135101     1188 27470.000 SH       Sole                                 27470.000
Mediaone Group Inc.            COM              58440J104      130 1900.000 SH       Sole                                   1900.000
                                                               109 1592.000 SH       Other                                  1592.000
Medtronic Inc                  COM              585055106     1294 36400.000 SH       Sole                                 36400.000
Merck & Company                COM              589331107     4781 73773.000 SH       Sole                29900.000        43873.000
Minnesota Mining & Mfg         COM              604059105      291 3026.000 SH       Sole                                   3026.000
Mobil Corporation              COM              607059102     3621 35944.000 SH       Sole                18960.000        16984.000
Nabors Industries              COM              629568106     4753 190125.000SH       Sole               115200.000        74925.000
National City Corp.            COM              635405103      122 4566.000 SH       Sole                                   4566.000
                                                                95 3548.000 SH       Other                                  3548.000
NiSource, Inc.                 COM              629140104     4285 193666.000SH       Sole                83866.000       109800.000
Old Kent Financial Corp        COM              679833103     2239 60317.001 SH       Sole                  574.000        59743.001
                                                               825 22213.000 SH       Other                                22213.000
PepsiCo                        COM              713448108      461 15100.000 SH       Sole                                 15100.000
Pfizer                         COM              717081103      698 19470.000 SH       Sole                                 19470.000
Proctor & Gamble               COM              742718109      525 5600.000 SH       Sole                                   5600.000
RPM, Inc.                      COM              749685103      257 21050.000 SH       Sole                 2875.000        18175.000
Regis Corp.                    COM              758932107     6663 346141.000SH       Sole               137291.000       208850.000
Royal Dutch Petroleum          COM              780257705      496 8400.000 SH       Sole                                   8400.000
SBC Communications Inc.        COM              78387G103      308 6026.000 SH       Sole                                   6026.000
                                                               325 6360.000 SH       Other                                  6360.000
SPX Corp                       COM              784635104     9628 106089.000SH       Sole                40558.000        65531.000
Santa Fe International         COM              G7805C108      359 16650.000 SH       Sole                 1650.000        15000.000
Sara Lee                       COM              803111103      466 19942.000 SH       Sole                                 19942.000
Schering Plough                COM              806605101     2748 62998.000 SH       Sole                  600.000        62398.000
Schlumberger                   COM              806857108     1771 28421.000 SH       Sole                 2050.000        26371.000
Shaw Industries                COM              820286102     4282 269750.000SH       Sole               126700.000       143050.000
Shell Transport & Trading      COM              822703609      873 19184.000 SH       Sole                  300.000        18884.000
Smithkline Beecham ADR Rep Ord COM              832378400     3299 57256.000 SH       Sole                30316.000        26940.000
Sykes Enterprises              COM              871237103     4173 169050.000SH       Sole                64400.000       104650.000
Teleflex Inc.                  COM              879369106     1683 42683.000 SH       Sole                 4633.000        38050.000
Tyco International Ltd New     COM              902124106    12164 117813.596SH       Sole                37955.000        79858.596
UST Corp.                      COM              902900109      824 26800.000 SH       Sole                  300.000        26500.000
USX-Marathon Group             COM              902905827     3880 132633.000SH       Sole                67433.000        65200.000
Walgreen Co.                   COM              931422109      226 8900.000 SH       Sole                                   8900.000
Wells Fargo & Co.              COM              949740104       73 1850.000 SH       Sole                                   1850.000
                                                               594 15000.000 SH       Other                             15000.000
S REPORT SUMMARY                 99 DATA RECORDS              258614


Form 13F Summary Page
Report Summary:
Number of other included managers: none
Form 13F Information Table Entry Total: 99_____
Form 13F Information Table Value Total: 258614____________
(thousands)